Earnings (Loss) Per Share (Details) - Schedule of Earnings (Loss) Per Share - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Schedule of Earnings Per Share [Abstract]
Net income attributable to Company shareholders	$ 692,922	$ 117,336	$ 1,354,019	$ (215,544)
Weighted average - common shares outstanding	2,218,116,370	2,218,116,370	2,218,116,370	2,218,116,370
Basic earnings (loss) per share	$ 0.31	$ 0.05	$ 0.61	$ (0.1)
Diluted earnings (loss) per share	$ 0.31	$ 0.05	$ 0.61	$ (0.1)